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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547

                          Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2008 through December 31, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



                  Pioneer Independence Fund
--------------------------------------------------------------------------------
                  Annual Report | December 31, 2008
--------------------------------------------------------------------------------





                  Ticker Symbols:
                  Class A   PINDX
                  Class B   INDBX
                  Class C   INDCX
                  Class Y   INYDX


[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             7

Prices and Distributions                                                      8

Performance Update                                                            9

Comparing Ongoing Fund Expenses                                              13

Schedule of Investments                                                      15

Financial Statements                                                         21

Notes to Financial Statements                                                29

Report of Independent Registered Public Accounting Firm                      37

Trustees, Officers and Service Providers                                     38


                      Pioneer Independence Fund  | Annual Report | 12/31/08    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe this year have experienced one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Independence Fund  | Annual Report | 12/31/08
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.


Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                       Pioneer Independence Fund | Annual Report | 12/31/08    3

Portfolio Management Discussion | 12/31/08

Pioneer Independence Fund's results for 2008 reflect the year's steep market declines triggered by the spreading credit crisis. In the following pages, portfolio manager Andrew Acheson reviews the impact of the year's events on the Fund's performance and offers his outlook for upcoming quarters.

Q What were market conditions like over the 12-month period ended December 31, 2008?

A After holding their ground in the spring, stocks weakened in the summer of 2008, then plunged in September as the credit crisis deepened and a bruising recession took hold. The bankruptcy of Lehman Brothers and dissolution of other prominent financial institutions triggered fears of systemic failure. Banks, fearing that loans would not be repaid, stopped lending to businesses, to individuals and to each other. Shaken investors pulled money from banks and sold stocks and non-government bonds, redirecting waves of assets into U.S. Treasury securities. The U.S. government responded to the burgeoning crisis with unprecedented measures, including record low interest rates and huge stimulus packages, in an effort to thaw frozen credit markets and bail out the sinking economy. Stocks responded favorably, staging a modest rally from their late November lows during the last weeks of the year.

Q  How did the Fund perform against that background?

A For the 12 months ended December 31, 2008, Pioneer Independence Fund's Class A shares had a total return of -48.76% at net asset value. The Fund's results were well behind the -38.44% return of the Russell 1000 Growth Index, the -37.60% return of the Russell 1000 Index, and the -40.70% average return of the 803 funds in Lipper's Large-Cap Growth category over the same 12-month period.

Q Which of your decisions most affected the Fund's performance over the 12 months ended December 31, 2008?

A The Fund's performance shortfall compared to the Russell indices arose from sector exposures and disappointments among individual stocks. Throughout the year, the Fund was generally overweight relative to the index in financials and materials, two very weak sectors. The overweights were the result of our stock selection process that had identified what we felt were attractive stocks within the sectors, and not from any decision to emphasize those market segments over others.


4    Pioneer Independence Fund | Annual Report | 12/31/08

Q Which stocks or sector exposures contributed the most to Fund returns over the 12 months ended December 31, 2008?

A We took advantage of weakness in airline shares when the price of oil began to tumble during the summer. Falling energy costs aided the bottom lines at Delta and Continental Airlines, because they had reduced capacity while the cost of jet fuel was too high for profitable operations. Both stocks contributed positively to the Fund's returns over the full 12-month period ended December 31. In health care, Bristol-Myers Squibb, one of the Fund's larger positions, held up better than the overall market, thanks to effective cost management and an encouraging near-term earnings outlook. Also in health care, Gilead Sciences, a biotech company that has been gaining share in the market for HIV therapies, made a small contribution to the Fund's returns. During the latter part of the year, we purchased IntercontinentalExchange when its share price weakened to a level where we saw a good value opportunity. Intercontinental contributed to the Fund's results, as its electronic platforms experienced high trading volumes in commodity and financial contracts. In the weak industrial sector, conglomerate United Technologies, which serves both military and private customers, performed comparatively well for the Portfolio.

Q  What were some of the 12-month period's disappointments for the Fund?

A The period's worst performer for the Fund was long-time holding Freeport-MacMoRan, a major copper and gold miner. Freeport has benefited over the last few years from growing worldwide demand for copper in particular. However, copper prices dove last year as consumption stalled in a shrinking global economy. We have retained the holding based on its appreciation potential if slumping markets strengthen. In the financial sector, the Fund realized sizeable losses when brokerage firm Bear Stearns began its collapse, but avoided the final rout.

   Suntech, which makes and installs solar panels, declined as demand slowed amid fears that commercial customers might not find capital for costly solar installations, possibly causing an inventory buildup and putting pressure on prices. Brazil's Petrobras also became a victim of lower energy prices, despite its large holdings in a major offshore oil field. Weak oil prices also clouded the outlook for Transocean Limited, the largest deepwater driller. Weatherford International, which provides equipment and services to drilling companies, also suffered from lower prices and fears of reduced activity.

Q  What is your outlook for the months ahead?

A At the end of 2008, economic conditions around the world were worse than most observers might have thought likely a year ago. The U.S. stood at a critical juncture, with the new administration poised to take action on a series of important issues, including frozen credit markets, falling home


                       Pioneer Independence Fund | Annual Report | 12/31/08    5
   values and rising unemployment. In our opinion, government stimulus programs, to be effective, would have to be large and efficiently executed without wasteful earmarks.

   Significant economic risks clearly remain, and we feel the recession could go on for some time. For that reason, further declines are possible before any turn in investor sentiment and consumer confidence causes the outlook to brighten. But if and when private and public efforts bring about a more stable economy, we think the markets may rebound quite briskly from the current deeply bearish valuations.




















Please refer to the Schedule of Investments on pages 15-20 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


6    Pioneer Independence Fund | Annual Report | 12/31/08

Portfolio Summary | 12/31/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks                                                         81.6%
Temporary Cash Investment                                                  16.7%
Depositary Receipts for International Stocks                                1.0%
Preferred Stock                                                             0.7%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                                                     39.6%
Industrials                                                                29.2%
Health Care                                                                11.7%
Financials                                                                  8.3%
Energy                                                                      5.7%
Materials                                                                   4.1%
Consumer Staples                                                            0.9%
Consumer Discretionary                                                      0.5%

10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.  IntercontinentalExchange, Inc.                                        5.06%
 2.  Continental Airlines, Inc. (Class B)                                  4.99
 3.  Bristol-Myers Squibb Co.                                              4.99
 4.  United Technologies Corp.                                             4.97
 5.  Intel Corp.                                                           4.85
 6.  Apple, Inc.                                                           4.62
 7.  Delta Air Lines, Inc.                                                 4.35
 8.  EMC Corp.                                                             4.13
 9.  Oracle Corp.                                                          3.74
10.  Gilead Sciences, Inc.                                                 3.70

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


                       Pioneer Independence Fund | Annual Report | 12/31/08    7

Prices and Distributions | 12/31/08

Net Asset Value per Share
--------------------------------------------------------------------------------

     Class                  12/31/08                  12/31/07
       A*                    $ 6.87                   $ 13.48
------------------------------------------------------------------
       B                     $ 6.83                   $ 13.47
------------------------------------------------------------------
       C                     $ 6.73                   $ 13.26
------------------------------------------------------------------
       Y                     $ 6.87                   $ 13.47
------------------------------------------------------------------

Distributions per Share: 1/1/08-12/31/08
--------------------------------------------------------------------------------

                                    Short-Term         Long-Term
     Class       Dividends         Capital Gains     Capital Gains
       A          $ 0.0268           $ --              $ --
------------------------------------------------------------------
       B          $    --            $ --              $ --
------------------------------------------------------------------
       C          $    --            $ --              $ --
------------------------------------------------------------------
       Y          $ 0.0598           $ --              $ --
------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 1000 Index measures the performance of large-cap U.S. stocks. The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 9-12.

* Formerly designated Class P shares renamed Class A on June 26, 2007.

8    Pioneer Independence Fund | Annual Report | 12/31/08

Performance Update | 12/31/08                                    Class A* Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund at public offering price, compared to that of the Russell 1000 Index and Russell 1000 Growth Index.

                   Average Annual Total Returns
                    (As of December 31, 2008)
------------------------------------------------------------------
                                    Net Asset     Public Offering
Period                              Value (NAV)   Price (POP)
------------------------------------------------------------------
 10 Years                                -0.30%         -0.89%
 5 Years                                 -5.12          -6.24
 1 Year                                 -48.76         -51.69
------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2008)
------------------------------------------------------------------
                                        Gross           Net
------------------------------------------------------------------
                                          1.28%          1.25%
------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer               Russell 1000            Russell
                  Independence Fund           Growth Index          1000 Index

12/98                    9,425                   10,000                10,000
                        11,578                   13,316                12,091
12/00                   13,359                   10,330                11,149
                        11,775                    8,220                 9,761
12/02                    9,163                    5,928                 7,648
                        11,893                    7,692                 9,934
12/04                   13,026                    8,176                11,067
                        14,275                    8,606                11,760
12/06                   15,839                    9,387                13,578
                        17,849                   10,496                14,362
12/08                    9,147                    6,462                 8,963

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class A shares for the period prior to the commencement of operations of Class A shares is the net asset value performance of the Fund's Class P shares, which has been restated to reflect differences in applicable sales charges, but not differences in expenses, including Rule 12b-1 fees applicable to Class A shares.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

* Formerly designated Class P which was renamed to Class A shares on June 26, 2007.


                       Pioneer Independence Fund | Annual Report | 12/31/08    9

Performance Update | 12/31/08                          Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Index and the Russell 1000 Growth Index.

                  Average Annual Total Returns
                    (As of December 31, 2008)
-----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
-----------------------------------------------------------------
 Life-of-Class
 (12/7/07)                             -47.31%        -49.29%
 1 Year                                -49.22         -51.25
-----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2008)
-----------------------------------------------------------------
                                         Gross           Net
-----------------------------------------------------------------
                                         3.08%          2.15%
-----------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer               Russell 1000            Russell
                  Independence Fund           Growth Index          1000 Index

12/07                   10,000                   10,000                10,000
12/08                    4,875                    6,156                 6,240

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/2009, for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.


10    Pioneer Independence Fund | Annual Report | 12/31/08

Performance Update | 12/31/08                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Index and the Russell 1000 Growth Index.

                  Average Annual Total Returns
                    (As of December 31, 2008)
-----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
-----------------------------------------------------------------
 Life-of-Class
 (3/10/06)                              -16.52%        -16.52%
 1 Year                                 -49.25         -49.25
-----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2008)
-----------------------------------------------------------------
                                         Gross           Net
-----------------------------------------------------------------
                                          1.93%          1.93%
-----------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer               Russell 1000            Russell
                  Independence Fund           Growth Index          1000 Index

3/06                    10,000                   10,000                10,000
12/06                   10,524                   10,580                11,050
12/07                   11,771                   11,830                11,688
12/08                    5,974                    7,283                 7,294

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/2010, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

* Index comparison begins 3/31/06.


                      Pioneer Independence Fund | Annual Report | 12/31/08    11

Performance Update | 12/31/08                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Index and Russell 1000 Growth Index.

                  Average Annual Total Returns
                   (As of December 31, 2008)
----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
----------------------------------------------------------------
 10 Years                              -0.19%         -0.19%
 5 Years                               -4.91          -4.91
 1 Year                               -48.54         -48.54
----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2008)
----------------------------------------------------------------
                                        Gross           Net
----------------------------------------------------------------
                                        0.71%          0.71%
----------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer               Russell 1000            Russell
                  Independence Fund           Growth Index          1000 Index

12/98                   10,000                   10,000                10,000
                        12,288                   13,316                12,091
12/00                   14,178                   10,330                11,149
                        12,497                    8,220                 9,761
12/02                    9,725                    5,928                 7,648
                        12,622                    7,692                 9,934
12/04                   13,824                    8,176                11,067
                        15,149                    8,606                11,760
12/06                   16,848                    9,387                13,578
                        19,064                   10,496                14,362
12/08                    9,811                    6,462                 8,963

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A Shares. The performance does not reflect differences in expenses, including the 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y, the performance shown for the Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12    Pioneer Independence Fund | Annual Report | 12/31/08

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on actual returns from July 1, 2008 through December 31, 2008.

 Actual Share Class            A                B                C                Y
 Beginning Account        $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 7/1/08
---------------------------------------------------------------------------------------
 Ending Account           $   609.89       $   607.74       $   607.93       $   611.82
 Value on 12/31/08
---------------------------------------------------------------------------------------
 Expenses Paid            $     5.06       $     8.69       $     8.69       $     3.44
 During Period*
---------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 0.85% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


                      Pioneer Independence Fund | Annual Report | 12/31/08    13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2008 through December 31, 2008.

 Hypothetical Share Class            A                B                C                Y
 Beginning Account              $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 7/1/08
---------------------------------------------------------------------------------------------
 Ending Account                 $ 1,018.85       $ 1,014.33       $ 1,014.33       $ 1,020.86
 Value on 12/31/08
---------------------------------------------------------------------------------------------
 Expenses Paid                  $     6.34       $    10.89       $    10.89       $     4.32
 During Period*
---------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 0.85% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


14    Pioneer Independence Fund | Annual Report | 12/31/08

Schedule of Investments | 12/31/08

 Shares                                                               Value
               PREFERRED STOCK -- 0.9%
               MATERIALS -- 0.9%
               Diversified Metals & Mining -- 0.9%
  109,350      Freeport-MC Copp., 6.75%, 5/1/10*                      $  5,068,373
                                                                      ------------
               TOTAL PREFERRED STOCK
               (Cost $5,005,365)                                      $  5,068,373
----------------------------------------------------------------------------------
               COMMON STOCKS -- 98.2%
               ENERGY -- 5.6%
               Integrated Oil & Gas -- 0.8%
   51,511      Hess Corp.                                             $  2,763,050
   78,300      Petrobras Brasileiro (A.D.R.)                             1,598,103
                                                                      ------------
                                                                      $  4,361,153
----------------------------------------------------------------------------------
               Oil & Gas Drilling -- 2.3%
  282,400      Transocean, Ltd.* (b)                                  $ 13,343,400
----------------------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 2.5%
  110,900      National-Oilwell Varco, Inc.*                          $  2,710,396
1,091,300      Weatherford International, Inc.* (b)                     11,807,866
                                                                      ------------
                                                                      $ 14,518,262
                                                                      ------------
               Total Energy                                           $ 32,222,815
----------------------------------------------------------------------------------
               MATERIALS -- 3.2%
               Diversified Metals & Mining -- 2.5%
  594,385      Freeport-McMoRan Copper & Gold, Inc. (Class B) (b)     $ 14,526,769
----------------------------------------------------------------------------------
               Industrial Gases -- 0.7%
   61,700      Praxair, Inc.                                          $  3,662,512
                                                                      ------------
               Total Materials                                        $ 18,189,281
----------------------------------------------------------------------------------
               CAPITAL GOODS -- 15.7%
               Aerospace & Defense -- 13.9%
1,166,844      B/E Aerospace, Inc.*                                   $  8,973,030
  449,000      Boeing Co.                                               19,158,830
   52,000      General Dynamics Corp.                                    2,994,680
  606,350      Honeywell International, Inc.                            19,906,471
  523,800      United Technologies Corp.                                28,075,680
                                                                      ------------
                                                                      $ 79,108,691
----------------------------------------------------------------------------------
               Electrical Component & Equipment -- 1.8%
   76,300      First Solar, Inc.* (b)                                 $ 10,526,348
                                                                      ------------
               Total Capital Goods                                    $ 89,635,039
----------------------------------------------------------------------------------
               TRANSPORTATION -- 13.2%
               Airlines -- 13.2%
1,033,861      AMR Corp.* (b)                                         $ 11,031,297
1,562,318      Continental Airlines, Inc. (Class B)* (b)                28,215,463

The accompanying notes are an integral part of these financial statements.


                      Pioneer Independence Fund | Annual Report | 12/31/08    15

 Shares                                                               Value
               Airlines -- (continued)
  2,144,100    Delta Air Lines, Inc.* (b)                             $ 24,571,386
  1,041,700    UAL Corp.* (b)                                           11,479,534
                                                                      ------------
                                                                      $ 75,297,680
                                                                      ------------
               Total Transportation                                   $ 75,297,680
----------------------------------------------------------------------------------
               CONSUMER SERVICES -- 0.5%
               Hotels, Resorts & Cruise Lines -- 0.5%
    168,600    Starwood Hotels & Resorts, Inc. (b)                    $  3,017,940
                                                                      ------------
               Total Consumer Services                                $  3,017,940
----------------------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 0.6%
               Drug Retail -- 0.6%
    111,000    CVS/Caremark Corp.                                     $  3,190,140
                                                                      ------------
               Total Food & Drug Retailing                            $  3,190,140
----------------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 0.3%
               Packaged Foods & Meats -- 0.3%
     45,000    Nestle SA (A.D.R.)                                     $  1,753,785
                                                                      ------------
               Total Food, Beverage & Tobacco                         $  1,753,785
----------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 0.6%
               Health Care Equipment -- 0.6%
    433,405    Insulet Corp.* (b)                                     $  3,345,887
                                                                      ------------
               Total Health Care Equipment & Services                 $  3,345,887
----------------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 11.0%
               Biotechnology -- 4.5%
    409,000    Gilead Sciences, Inc.* (b)                             $ 20,916,260
    160,600    Vertex Pharmaceuticals, Inc.*                             4,879,028
                                                                      ------------
                                                                      $ 25,795,288
----------------------------------------------------------------------------------
               Life Sciences Tools & Services -- 0.9%
    139,800    Advanced Magnetics, Inc.* (b)                          $  5,011,830
----------------------------------------------------------------------------------
               Pharmaceuticals -- 5.6%
  1,213,100    Bristol-Myers Squibb Co.                               $ 28,204,575
    804,800    Cardiome Pharma Corp.* (b)                                3,661,840
                                                                      ------------
                                                                      $ 31,866,415
                                                                      ------------
               Total Pharmaceuticals & Biotechnology                  $ 62,673,533
----------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 8.2%
               Asset Management & Custody Banks -- 1.6%
    226,400    State Street Corp. (b)                                 $  8,904,312
----------------------------------------------------------------------------------
               Investment Banking & Brokerage -- 1.6%
    308,100    Lazard, Ltd.                                           $  9,162,894
----------------------------------------------------------------------------------
               Specialized Finance -- 5.0%
    346,867    IntercontinentalExchange, Inc.* (b)                    $ 28,595,715
                                                                      ------------
               Total Diversified Financials                           $ 46,662,921
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


16    Pioneer Independence Fund | Annual Report | 12/31/08

 Shares                                                               Value
               SOFTWARE & SERVICES -- 9.3%
               Data Processing & Outsourced Services -- 1.2%
   47,300      MasterCard, Inc. (b)                                   $  6,760,589
----------------------------------------------------------------------------------
               Internet Software & Services -- 1.6%
  745,700      Yahoo!, Inc.*                                          $  9,097,540
----------------------------------------------------------------------------------
               Systems Software -- 6.5%
  362,700      BMC Software, Inc.*                                    $  9,760,257
  183,700      McAfee, Inc.* (b)                                         6,350,509
1,190,650      Oracle Corp.*                                            21,110,225
                                                                      ------------
                                                                      $ 37,220,991
                                                                      ------------
               Total Software & Services                              $ 53,079,120
----------------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 15.1%
               Communications Equipment -- 4.7%
  534,942      F5 Networks, Inc.*                                     $ 12,228,774
  103,800      Research In Motion, Ltd.* (b)                             4,212,204
  926,300      Riverbed Technology, Inc.* (b)                           10,550,556
                                                                      ------------
                                                                      $ 26,991,534
----------------------------------------------------------------------------------
               Computer Hardware -- 4.6%
  305,600      Apple, Inc.*                                           $ 26,082,960
----------------------------------------------------------------------------------
               Computer Storage & Peripherals -- 5.8%
2,227,200      EMC Corp.*                                             $ 23,318,784
  685,000      Netapp, Inc.* (b)                                         9,569,450
                                                                      ------------
                                                                      $ 32,888,234
                                                                      ------------
               Total Technology Hardware & Equipment                  $ 85,962,728
----------------------------------------------------------------------------------
               SEMICONDUCTORS -- 14.9%
               Semiconductor Equipment -- 5.3%
2,032,300      Applied Materials, Inc.                                $ 20,587,199
  679,195      MEMC Electronic Materials, Inc.*                          9,698,905
                                                                      ------------
                                                                      $ 30,286,104
----------------------------------------------------------------------------------
               Semiconductors -- 9.6%
1,002,500      Broadcom Corp.*                                        $ 17,012,425
1,871,100      Intel Corp.                                              27,430,326
2,037,000      ON Semiconductor Corp.* (b)                               6,925,800
  420,424      Taiwan Semiconductor Manufacturing Co. (A.D.R.) (b)       3,321,350
                                                                      ------------
                                                                      $ 54,689,901
                                                                      ------------
               Total Semiconductors                                   $ 84,976,005
----------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $735,801,844)                                    $560,006,874
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                     Pioneer Independence Fund | Annual Report | 12/31/08    17

Principal
Amount                                                                Value
                 TEMPORARY CASH INVESTMENTS -- 19.8%
                 Securities Lending Collateral -- 19.8% (c)
                 Certificates of Deposit:
$ 2,623,756      Abbey National Plc, 3.15%, 8/13/09                   $  2,623,756
  2,623,399      Bank of Nova Scotia, 3.21%, 5/5/09                      2,623,399
  4,192,960      Bank of Scotland NY, 2.92%, 6/5/09                      4,192,960
  4,722,760      Barclays Bank, 1.5%, 5/27/09                            4,722,760
    834,190      Calyon NY, 4.62%, 1/16/09                                 834,190
  5,247,511      CBA, 4.87%, 7/16/09                                     5,247,511
  4,722,760      DNB NOR Bank ASA NY, 3.04%, 6/5/09                      4,722,760
  4,806,720      Intesa SanPaolo S.p.A., 1.44%, 5/22/09                  4,806,720
    303,943      NORDEA NY, 4.13%, 4/9/09                                  303,943
  3,935,633      Royal Bank of Canada NY, 2.7%, 8/7/09                   3,935,633
  2,623,756      Royal Bank of Scotland, 3.06%, 3/5/09                   2,623,756
    524,508      Skandinavian Enskilda Bank NY, 3.06%, 2/13/09             524,508
  5,247,511      Societe Generale, 3.29%, 9/4/09                         5,247,511
  4,722,760      Svenska Bank NY, 4.61%, 7/8/09                          4,722,760
  5,247,511      U.S. Bank NA, 2.25%, 8/24/09                            5,247,511
                                                                      ------------
                                                                      $ 52,379,678
----------------------------------------------------------------------------------
                 Commercial Paper:
  5,153,056      American Honda Finance Corp., 4.95%, 7/14/09         $  5,153,056
    500,030      BBVA U.S., 2.83%, 3/12/09                                 500,030
  2,623,756      CME Group, Inc., 2.9%, 8/6/09                           2,623,756
  2,623,478      General Electric Capital Corp., 2.86%, 3/16/09          2,623,478
  5,247,511      HSBC Bank, Inc., 2.5%, 8/14/09                          5,247,511
  2,623,756      IBM, 2.39%, 9/25/09                                     2,623,756
  4,722,760      Met Life Global Funding, 3.19%, 6/12/09                 4,722,760
  5,247,511      Monumental Global Funding, Ltd., 2.5%, 8/17/09          5,247,511
  4,722,760      New York Life Global, 2.13%, 09/04/09                   4,722,760
  4,460,385      Westpac Banking Corp., 2.34%, 6/1/09                    4,460,385
                                                                      ------------
                                                                      $ 37,925,003
----------------------------------------------------------------------------------
                 Tri-party Repurchase Agreements:
    891,447      Barclays Capital Markets, 0.5%, 1/2/09               $    891,447
 11,544,525      Deutsche Bank, 0.25%, 1/2/09                           11,544,525
                                                                      ------------
                                                                      $ 12,435,972
----------------------------------------------------------------------------------
                 Time Deposit:
  5,247,511      BNP Paribas, 0.01%, 1/2/09                           $  5,247,511
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Independence Fund | Annual Report | 12/31/08

 Shares                                                                           Value
                Money Market Mutual Funds:
  1,311,878     Columbia Government Reserves Fund, 0.82%, 1/2/09                $   1,311,878
  3,935,633     JP Morgan, U.S. Government Money Market Fund, 0.98%, 1/2/09         3,935,633
                                                                                -------------
                                                                                $   5,247,511
---------------------------------------------------------------------------------------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $113,235,675)                                             $ 113,235,675
---------------------------------------------------------------------------------------------
                TOTAL INVESTMENT IN SECURITIES -- 118.9%
                (Cost $854,042,884) (a)                                         $ 678,310,922
---------------------------------------------------------------------------------------------
                OTHER ASSETS AND LIABILITIES -- (18.9)%                         $(108,264,022)
---------------------------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100.0%                                      $ 570,046,900
=============================================================================================

*        Non-income producing security.

(A.D.R.) American Depositary Receipt

(a) At December 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $866,750,077 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $  26,168,922
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (214,608,077)
                                                                                   -------------
       Net unrealized loss                                                         $(188,439,155)
                                                                                   =============

(b)   At December 31, 2008, the following securities were out on loan:

  Shares          Security                                           Market Value
      124,800     Advanced Magnetics, Inc.*                         $  4,474,080
       36,000     AMR Corp.*                                             384,120
      618,700     Cardiome Pharma Corp.*                               2,815,085
      428,400     Continental Airlines (Class B)*                      7,736,904
    1,821,000     Delta Air Lines, Inc.*                              20,868,660
       75,400     First Solar, Inc.*                                  10,402,184
      558,500     Freeport-McMoRan Copper & Gold, Inc. (Class B)      13,649,740
       55,000     Gilead Sciences, Inc.*                               2,812,700
      428,600     Insulet Corp.*                                       3,308,792
      172,000     IntercontinentalExchange Inc.*                      14,179,680
       34,000     MasterCard, Inc.                                     4,859,620
       11,000     McAfee, Inc.*                                          380,270
        6,000     Netapp, Inc.*                                           83,820
      183,400     ON Semiconductor Corp.*                                623,560
       85,400     Research In Motion, Ltd.*                            3,465,532
      535,900     Riverbed Technology, Inc.*                           6,103,901
       78,300     Starwood Hotels & Resorts, Inc.                      1,401,570
        2,000     State Street Corp.                                      78,660
      257,000     Taiwan Semiconductor Manufacturing Co. (A.D.R.)      2,030,300
      132,900     Transocean, Ltd.*                                    6,279,525

The accompanying notes are an integral part of these financial statements.


                      Pioneer Independence Fund | Annual Report | 12/31/08    19

  Shares          Security                                          Market Value
  298,000         UAL Corp.*                                        $  3,283,960
  234,000         Weatherford Intl, Inc.*                              2,531,880
--------------------------------------------------------------------------------
                  Total                                             $111,754,543
================================================================================

(c)   Securities lending collateral is managed by Credit Suisse New York
      Branch.

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2008 aggregated $1,394,156,553 and $1,440,089,049, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of December 31, 2008, in valuing the Fund's assets:

                                                                   Investments
 Valuation Inputs                                                  in Securities
 Level 1 -- Quoted Prices                                          $565,075,247
 Level 2 -- Other Significant Observable Inputs                     113,235,675
 Level 3 -- Significant Unobservable Inputs                                  --
-------------------------------------------------------------------------------
 Total                                                             $678,310,922
===============================================================================

The accompanying notes are an integral part of these financial statements.


20    Pioneer Independence Fund | Annual Report | 12/31/08

Statement of Assets and Liabilities | 12/31/08

ASSETS:
  Investment in securities (including securities loaned of
   $111,754,543) (cost $854,042,884)                          $  678,310,922
  Cash                                                             4,088,729
  Receivables --
   Investment securities sold                                      5,724,330
   Fund shares sold                                                  109,996
   Dividends, interest and foreign taxes withheld                    659,437
   Due from Pioneer Investment Management, Inc.                      328,020
  Other                                                               45,145
----------------------------------------------------------------------------
     Total assets                                             $  689,266,579
----------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                            $    4,804,900
   Fund shares repurchased                                           417,242
   Upon return of securities loaned                              113,235,675
  Due to affiliates                                                  586,364
  Accrued expenses                                                   175,498
----------------------------------------------------------------------------
     Total liabilities                                        $  119,219,679
----------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                             $1,154,212,434
  Undistributed net investment income                                600,929
  Accumulated net realized loss on investments                  (409,034,501)
  Net unrealized loss on investments                            (175,731,962)
----------------------------------------------------------------------------
     Total net assets                                         $  570,046,900
============================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A* (based on $495,187,165/72,032,315 shares)          $         6.87
  Class B (based on $21,558,457/3,156,418 shares)             $         6.83
  Class C (based on $18,479,262/2,747,479 shares)             $         6.73
  Class Y (based on $34,822,016/5,070,761 shares)             $         6.87
MAXIMUM OFFERING PRICE:
  Class A ($6.88 [divided by] 94.25%)                         $         7.29
============================================================================

* Formerly designated Class P.

The accompanying notes are an integral part of these financial statements.


                      Pioneer Independence Fund | Annual Report | 12/31/08    21

Statement of Operations

For the Year Ended 12/31/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $205,346)     $  13,215,476
  Interest                                                        275,234
  Income from securities loaned, net                              913,732
----------------------------------------------------------------------------------------------
     Total investment income                                                     $  14,404,442
----------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $   5,902,607
  Transfer agent fees
   Class A                                                      2,718,256
   Class B                                                        281,900
   Class C                                                        103,224
   Class Y                                                            963
  Distribution fees
   Class A                                                      1,842,299
   Class B                                                        367,572
   Class C                                                        329,384
  Shareholder communications expense                            1,452,761
  Administrative fees                                             272,303
  Custodian fees                                                   84,171
  Registration fees                                               132,881
  Professional fees                                               158,839
  Printing expense                                                123,422
  Fees and expenses of nonaffiliated trustees                      47,441
  Miscellaneous                                                   181,462
----------------------------------------------------------------------------------------------
     Total expenses                                                              $  13,999,485
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                  (2,340,713)
     Less fees paid indirectly                                                         (84,178)
----------------------------------------------------------------------------------------------
     Net expenses                                                                $  11,574,594
----------------------------------------------------------------------------------------------
       Net investment income                                                     $   2,829,848
----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
   Investments                                              $(286,646,949)
   Written options closed/expired                                 394,383        $(286,252,566)
----------------------------------------------------------------------------------------------
  Change in net unrealized gain on investments:                                   (307,430,536)
----------------------------------------------------------------------------------------------
  Net loss on investments                                                        $(593,683,102)
----------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                           $(590,853,254)
==============================================================================================



The accompanying notes are an integral part of these financial statements.
22    Pioneer Independence Fund | Annual Report | 12/31/08

Statement of Changes in Net Assets

For the Years Ended 12/31/08 and 12/31/07, respectively

                                                                Year Ended           Year Ended
                                                                12/31/08             12/31/07
FROM OPERATIONS:
Net investment income                                           $   2,829,848        $      582,964
Net realized gain (loss) on investments                          (286,252,566)           49,477,568
Change in net unrealized gain (loss) on investments              (307,430,536)           13,503,351
---------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                 $(590,853,254)       $   63,563,883
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A* ($0.03 and $0.01 per share, respectively)           $  (1,927,544)       $     (419,023)
   Class Y ($0.06 and $0.08 per share, respectively)                 (301,375)             (612,717)
Net realized gain:
   Class A* ($0.00 and $0.96 per share, respectively)                      --           (40,880,382)
   Class C ($0.00 and $0.96 per share, respectively)                       --            (1,230,211)
   Class Y ($0.00 and $0.96 per share, respectively)                       --            (7,637,789)
---------------------------------------------------------------------------------------------------
     Total distributions to shareowners                         $  (2,228,919)       $  (50,780,122)
---------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                $ 143,531,959        $  270,173,206
Shares issued in reorganization                                            --           460,953,071
Reinvestment of distributions                                       2,156,893            49,183,684
Cost of shares repurchased                                       (194,642,628)          (79,722,484)
---------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from Fund
     share transactions                                         $ (48,953,776)       $  700,587,477
---------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                        $(642,035,949)       $  713,371,238
NET ASSETS:
Beginning of year                                               1,212,082,849           498,711,611
---------------------------------------------------------------------------------------------------
End of year                                                     $ 570,046,900        $1,212,082,849
---------------------------------------------------------------------------------------------------
Undistributed net investment income                             $     600,929        $           --
===================================================================================================

* Formerly designated as Class P. Class A converted to Class P shares on June 25, 2007.

The accompanying notes are an integral part of these financial statements.


                      Pioneer Independence Fund | Annual Report | 12/31/08    23

                                       '08 Shares      '08 Amount             '07 Shares     '07 Amount
Class A*
Shares sold                             10,204,820     $103,918,623            8,849,496     $124,276,908
Conversion of Class A shares to
  Class P shares                                --               --              529,691        7,537,505
Shares issued in reorganization                 --               --           27,559,053      373,149,579
Reinvestment of distributions              284,322        1,887,139            3,109,860       40,491,397
Less shares repurchased                (11,776,968)    (122,550,248)          (5,305,018)     (73,530,954)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease)              (1,287,826)    $(16,744,486)          34,743,082     $471,924,435
=========================================================================================================
Class A** (1/1/07 - 6/25/07)
Shares sold                                     --     $         --              444,815     $  6,004,172
Conversion of Class A shares to
  Class P shares                                --               --             (530,091)      (7,537,505)
Less shares repurchased                         --               --              (74,945)      (1,006,781)
---------------------------------------------------------------------------------------------------------
   Net decrease                                 --     $         --             (160,221)    $ (2,540,114)
=========================================================================================================
Class B***
Shares sold                                476,247     $  4,787,381               31,052     $    421,037
Shares issued in reorganization                 --               --            4,165,187       56,396,630
Reinvestment of distributions                   --               --                   --               --
Less shares repurchased                 (1,409,873)     (14,498,954)            (106,195)      (1,438,637)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease)                (933,626)    $ (9,711,573)           4,090,044     $ 55,379,030
=========================================================================================================
Class C
Shares sold                                607,928     $  6,480,438            1,448,968     $ 20,526,130
Shares issued in reorganization                 --               --            2,164,468       28,830,708
Reinvestment of distributions                   --               --               49,663          636,578
Less shares repurchased                 (1,475,134)     (14,804,078)            (119,179)      (1,640,056)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease)                (867,206)    $ (8,323,640)           3,543,920     $ 48,353,360
=========================================================================================================
Class Y
Shares sold                              2,589,230     $ 28,345,517            8,286,927     $118,944,959
Shares issued in reorganization                 --               --              190,403        2,576,154
Reinvestment of distributions               40,748          269,754              619,670        8,055,709
Less shares repurchased                 (6,508,220)     (42,789,348)            (148,756)      (2,106,056)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease)              (3,878,242)    $(14,174,077)           8,948,244     $127,470,766
=========================================================================================================

*   Formerly Class P shares renamed Class A on June 26, 2007.
**  Class A converted to class P shares on June 25, 2007.
*** Class B shares were first publicly offered on December 7, 2007.

The accompanying notes are an integral part of these financial statements.


24    Pioneer Independence Fund | Annual Report | 12/31/08

Financial Highlights

                                                                          Year          Year
                                                                          Ended         Ended
                                                                          12/31/08      12/31/07
Class A*
Net asset value, beginning of period                                      $  13.48      $  12.85
------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                    $   0.03      $   0.01
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                      (6.61)         1.59
------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                      $  (6.58)     $   1.60
Distributions to shareowners:
 Net investment income                                                       (0.03)        (0.01)
 Net realized gain                                                              --         (0.96)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                $  (6.60)     $   0.63
------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $   6.87      $  13.48
================================================================================================
Total return**                                                              (48.83)%       12.69%
Ratio of net expenses to average net assets+                                  1.26%         1.32%
Ratio of net investment income to average net assets+                         0.33%         0.06%
Portfolio turnover rate                                                        154%           84%
Net assets, end of period (in thousands)                                  $495,187      $988,476
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                 1.55%         1.37%
 Net investment income (loss)                                                 0.04%         0.01%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                 1.25%         1.30%
 Net investment income                                                        0.34%         0.08%
================================================================================================

                                                                          Year         Year          Year
                                                                          Ended        Ended         Ended
                                                                          12/31/06     12/31/05      12/31/04
Class A*
Net asset value, beginning of period                                      $  12.63     $  12.16      $ 11.11
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                    $   0.01     $   0.01      $  0.01
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                       1.39         1.15         1.05
-------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                      $   1.40     $   1.16      $  1.06
Distributions to shareowners:
 Net investment income                                                       (0.01)       (0.01)       (0.01)
 Net realized gain                                                           (1.17)       (0.68)          --
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                $   0.22     $   0.47      $  1.05
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $  12.85     $  12.63      $ 12.16
=============================================================================================================
Total return**                                                               10.96%        9.59%        9.53%
Ratio of net expenses to average net assets+                                  1.50%        1.50%        1.50%
Ratio of net investment income to average net assets+                         0.12%        0.09%        0.06%
Portfolio turnover rate                                                         72%         100%          93%
Net assets, end of period (in thousands)                                  $495,745     $393,266      $291,317
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                 1.53%        1.53%        1.96%
 Net investment income (loss)                                                 0.09%        0.06%       (0.40)%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                 1.50%        1.50%        1.50%
 Net investment income                                                        0.12%        0.09%        0.06%
=============================================================================================================

*  Formerly Class P shares renamed Class A shares on June 26, 2007.
** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                        Pioneer Independence Fund | Annual Report | 12/31/08  25

                                                                      Year
                                                                      Ended            12/7/07 to
                                                                      12/31/08         12/31/07 (a)
 Class B
 Net asset value, beginning of period                                 $  13.47         $   13.54
----------------------------------------------------------------------------------------------------
 Decrease from investment operations:
  Net investment loss                                                 $  (0.06)        $   (0.02)
  Net realized and unrealized loss on investments                        (6.58)            (0.05)
----------------------------------------------------------------------------------------------------
    Net decrease from investment operations                           $  (6.64)        $   (0.07)
----------------------------------------------------------------------------------------------------
 Net decrease in net asset value                                      $  (6.64)        $   (0.07)
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                                       $   6.83         $   13.47
====================================================================================================
 Total return*                                                          (49.29)%           (0.52)%(b)
 Ratio of net expenses to average net assets                              2.17%             2.84%**
 Ratio of net investment loss to average net assets                      (0.58)%           (2.54)%**
 Portfolio turnover rate                                                   154%               84%
 Net assets, end of period (in thousands)                             $ 21,558         $  55,107
 Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                            2.71%             3.18%**
  Net investment loss                                                    (1.12)%           (2.88)%**
 Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                            2.15%             2.15%**
  Net investment loss                                                    (0.56)%           (1.85)%**
====================================================================================================

(a) Class B shares were first publicly offered on December 7, 2007.
(b) Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.


26    Pioneer Independence Fund | Annual Report | 12/31/08

                                                      Year            Year
                                                      Ended           Ended           3/10/06 (a)
                                                      12/31/08        12/31/07        to 12/31/06 (b)
 Class C
 Net asset value, beginning of period                 $  13.26        $ 12.74         $ 13.17
----------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income (loss)                        $  (0.07)       $ (0.02)        $    --(c)
  Net realized and unrealized gain (loss) on
    investments                                          (6.46)          1.50            0.81
----------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                      $  (6.53)       $  1.48         $  0.81
 Distributions to shareowners:
  Net investment income                                     --             --           (0.07)
  Net realized gain                                         --          (0.96)          (1.17)
----------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value           $  (6.53)       $  0.52         $ (0.43)
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $   6.73        $ 13.26         $ 12.74
====================================================================================================
 Total return*                                          (49.25)%        11.85%           6.04%(d)
 Ratio of net expenses to average net assets              2.16%          2.03%           2.08%**
 Ratio of net investment loss to average net
  assets                                                 (0.57)%        (0.98)%         (1.05)%**
 Portfolio turnover rate                                   154%            84%             72%
 Net assets, end of period (in thousands)             $ 18,479        $47,916         $   901
 Ratios with no waiver of fees and assumption of
  expenses by PIM and no reduction for fees
  paid indirectly:
  Net expenses                                            2.25%          2.03%           2.08%**
  Net investment loss                                    (0.66)%        (0.98)%         (1.05)%**
 Ratios with waiver of fees and assumption of
  expenses by PIM and reduction for fees paid
  indirectly:
  Net expenses                                            2.15%          1.97%           2.08%**
  Net investment loss                                    (0.56)%        (0.92)%         (1.05)%**
====================================================================================================

(a) Class C shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c) Amount rounds to less than one cent per share.
(d) Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.


                      Pioneer Independence Fund | Annual Report | 12/31/08    27

                                                      Year            Year
                                                      Ended           Ended           3/10/06 (a)
                                                      12/31/08        12/31/07        to 12/31/06 (b)
 Class Y
 Net asset value, beginning of period                 $  13.47        $  12.85        $ 13.17
----------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                               $   0.14        $   0.03        $  0.03
  Net realized and unrealized gain (loss) on
    investments                                          (6.68)           1.63           0.86
----------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                      $  (6.54)       $   1.66        $  0.89
 Distributions to shareowners:
  Net investment income                                  (0.06)          (0.08)         (0.04)
  Net realized gain                                         --           (0.96)         (1.17)
----------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value           $  (6.60)       $   0.62        $ (0.32)
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $   6.87        $  13.47        $ 12.85
====================================================================================================
 Total return*                                          (48.54)%         13.15%          6.74%(c)
 Ratio of net expenses to average net assets              0.85%           0.81%          1.29%**
 Ratio of net investment income to average net
  assets                                                  0.74%           0.53%          0.26%**
 Portfolio turnover rate                                   154%             84%            72%
 Net assets, end of period (in thousands)             $ 34,822        $120,584        $    10
 Ratios with no waiver of fees and assumption of
  expenses by PIM and no reduction for fees
  paid indirectly:
  Net expenses                                            0.85%           0.81%          1.29%**
  Net investment income                                   0.74%           0.53%          0.26%**
 Ratios with waiver of fees and assumption of
  expenses by PIM and reduction for fees paid
  indirectly:
  Net expenses                                            0.85%           0.81%          1.29%**
  Net investment income                                   0.74%           0.53%          0.26%**
====================================================================================================

(a) Class Y shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c) Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.

The accompanying notes are an integral part of these financial statements.


28    Pioneer Independence Fund | Annual Report | 12/31/08

Notes to Financial Statements | 12/31/08

1. Organization and Significant Accounting Policies

Pioneer Independence Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. On June 25, 2007, then existing Class A Shares of the Fund were converted to Class P shares which were then renamed Class A on June 26, 2007. Class B shares were first publicly offered on December 7, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.


                      Pioneer Independence Fund | Annual Report | 12/31/08    29

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2008 there were no securities that were valued using fair value methods. Temporary cash investments are valued at cost which approximates market value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions,


30    Pioneer Independence Fund | Annual Report | 12/31/08
   or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The Fund has elected to defer $82,538,451 of capital losses recognized between November 1, 2008 and December 31, 2008 to its fiscal year ending December 31, 2009.

   At December 31, 2008, the Fund had a net capital loss carryforward of $313,758,047, of which the following amounts will expire between 2009 and 2016 if not utilized; $31,101,526 in 2009, $90,748,184 in 2010 and
   $191,908,337 in 2016.

   The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 was as follows:

                                                         2008              2007
   Distributions paid from:
   Ordinary income                                 $2,228,919       $ 5,200,898
   Long-term capital gain                                  --        45,579,224
-------------------------------------------------------------------------------
     Total                                         $2,228,919       $50,780,122
===============================================================================

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2008:

                                                                           2008
   Distributable earnings:
   Undistributed ordinary income                                  $     570,119
   Capital loss carryforward                                       (313,758,047)
   Current year Post-October loss deferred                          (82,538,451)
   Unrealized depreciation                                         (188,439,155)
-------------------------------------------------------------------------------
     Total                                                        $(584,165,534)
===============================================================================

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and tax basis adjustments on partnerships.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $55,074 in underwriting commissions on the sale of Class A shares during the year ended December, 31, 2008.

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the


                      Pioneer Independence Fund | Annual Report | 12/31/08    31
   day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
   Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and on the same day, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution expense rates.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's security lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


32    Pioneer Independence Fund | Annual Report | 12/31/08

G. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price on those securities but are included with the net realized and unrealized gain or loss on investments.

H. Option Writing

   When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

   Transactions in written options for the year ended December 31, 2008 are summarized as follows:

                                                       Number of     Premiums
                                                       Contracts     Received
   Options outstanding at beginning of year                --        $       --
   Options opened                                       2,148           413,895
   Options closed                                        (103)         (160,933)
   Options expired                                     (2,045)         (252,962)
-------------------------------------------------------------------------------
   Options outstanding at end of year                      --        $       --
===============================================================================

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets.

Effective May 1st, 2007, PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and


                      Pioneer Independence Fund | Annual Report | 12/31/08    33

Class C shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through May 1, 2012 for Class A shares and through May 1, 2010 for Class B and Class C shares. There can be no assurance that PIM will extend the expense limitations beyond these dates.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due from Affiliates" reflected on the Statement of Assets and Liabilities is $10,498 in management fees, administrative fees and certain other services payable to PIM at December 31, 2008.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended December 31, 2008, such out of pocket expenses by class of shares were as follows:

 Shareholder Communications:
 Class A                                                             $1,239,840
 Class B                                                                 65,139
 Class C                                                                 57,510
 Class Y                                                                 90,272
-------------------------------------------------------------------------------
    Total                                                            $1,452,761
===============================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $571,459 in transfer agent fees and shareholder communications expense payable to PIMSS at December 31, 2008.

4. Distribution and Service Plans

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for


34    Pioneer Independence Fund | Annual Report | 12/31/08
distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $4,407 in distribution fees payable to PFD at December 31, 2008.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended December 31, 2008 CDSCs in the amount of $88,544 were paid to PFD.

5. Expense Arrangements with Affiliates

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction of the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2008, the Fund's expenses were reduced by $84,178 under such arrangements.

6. Merger Information

On December 7, 2007, beneficial owners of Pioneer Growth Shares Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 7, 2007 ("Closing Date"), by exchanging all of Pioneer Growth Shares Fund's net assets in Class A, Class B, Class C and Class Y for Pioneer Independence Fund's shares, based on Pioneer Independence Fund's Class A, Class B, Class C and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganization as of that Closing Date:


                      Pioneer Independence Fund | Annual Report | 12/31/08    35

                             Pioneer                  Pioneer Growth          Pioneer
                             Independence Fund        Shares Fund             Independence Fund
                             (Pre-Reorganization)     (Pre-Reorganization)    (Post-Reorganization)
 Net Assets
  Class A                    $624,559,083             $ 373,149,579           $  997,708,662
  Class B                    $         --             $  56,396,630           $   56,396,630
  Class C                    $ 18,644,324             $  28,830,708           $   47,475,032
  Class Y                    $116,928,979             $   2,576,154           $  119,505,133
 Total Net Assets            $760,132,386             $ 460,953,071           $1,221,085,457
 Shares Outstanding
  Class A                      46,124,566                25,115,393               73,383,619
  Class B                              --                 4,269,461                4,165,187
  Class C                       1,399,454                 2,147,665                3,563,922
  Class Y                       8,643,021                   162,434                8,833,424
 Shares Issued in
  Reorganization
  Class A                                                                         27,559,053
  Class B                                                                          4,165,187
  Class C                                                                          2,164,468
  Class Y                                                                            190,403


                                                    Unrealized                 Accumulated
                                                    Appreciation On            Gain On
                                                    Closing Date               Closing Date
 Pioneer Growth Shares Fund                         $ 61,244,862               $18,756,370

7. New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


36    Pioneer Independence Fund | Annual Report | 12/31/08

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareowners of
Pioneer Independence Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Independence Fund (the "Fund"), including the schedule of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Independence Fund at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 18, 2009


                      Pioneer Independence Fund | Annual Report | 12/31/08    37

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 76 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


38    Pioneer Independence Fund | Annual Report | 12/31/08

Interested Trustees

                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
John F. Cogan, Jr. (82)*    Chairman of the Board,   Trustee since 1997.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-------------------------------------------------------------------------------
Daniel K. Kingsbury (50)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-------------------------------------------------------------------------------

                                                                                                Other Directorships
Name and Age                Principal Occupation During Past Five Years                         Held by this Trustee
John F. Cogan, Jr. (82)*    Deputy Chairman and a Director of Pioneer Global Asset              None
                            Management S.p.A. ("PGAM"); Non-Executive Chairman and a
                            Director of Pioneer Investment Management USA Inc. ("PIM-USA");
                            Chairman and a Director of Pioneer; Chairman and Director of
                            Pioneer Institutional Asset Management, Inc. (since 2006);
                            Director of Pioneer Alternative Investment Management Limited
                            (Dublin); President and a Director of Pioneer Alternative
                            Investment Management (Bermuda) Limited and affiliated funds;
                            Director of PIOGLOBAL Real Estate Investment Fund (Russia)
                            (until June 2006); Director of Nano-C, Inc. (since 2003); Director of Cole Management Inc. (since 2004); Director of Fiduciary
                            Counseling, Inc.; President and Director of Pioneer Funds
                            Distributor, Inc. ("PFD") (until May 2006); President of all of the Pioneer Funds; and Of Counsel, Wilmer Cutler Pickering Hale
                            and Dorr LLP
---------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (50)*   Director, CEO and President of Pioneer Investment Management        None
                            USA Inc. (since February 2007); Director and President of
                            Pioneer Investment Management, Inc. and Pioneer Institutional
                            Asset Management, Inc. (since February 2007); Executive Vice
                            President of all of the Pioneer Funds (since March 2007);
                            Director of Pioneer Global Asset Management S.p.A. (since April
                            2007); Head of New Markets Division, Pioneer Global Asset
                            Management S.p.A. (2000 - 2007)
---------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.


                        Pioneer Independence Fund | Annual Report | 12/31/08  39

Independent Trustees

                     Position Held   Length of Service
Name and Age         with the Fund   and Term of Office
David R. Bock (65)   Trustee         Trustee since 2005.
                                     Serves until a successor
                                     trustee is elected or
                                     earlier retirement or
                                     removal.
---------------------------------------------------------------
Mary K. Bush (60)    Trustee         Trustee since 1998.
                                     Serves until a successor
                                     trustee is elected or
                                     earlier retirement or
                                     removal.
---------------------------------------------------------------

                                                                                          Other Directorships
Name and Age         Principal Occupation During Past Five Years                          Held by this Trustee
David R. Bock (65)   Executive Vice President and Chief Financial Officer, I-trax, Inc.   Director of Enterprise
                     (publicly traded health care services company) (2004 - 2007);        Community Investment, Inc.
                     Partner, Federal City Capital Advisors (boutique merchant bank)      (privately-held affordable
                     (1997 to 2004 and 2008 - present); and Executive Vice                housing finance company);
                     President and Chief Financial Officer, Pedestal Inc. (internet-      and Director of New York
                     based mortgage trading company) (2000 - 2002)                        Mortgage Trust (publicly
                                                                                          traded mortgage REIT)
-------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (60)    President, Bush International, LLC (international financial          Director of Marriott
                     advisory firm)                                                       International, Inc.; Director
                                                                                          of Discover Financial Services
                                                                                          (credit card issuer and
                                                                                          electronic payment services);
                                                                                          Director of Briggs & Stratton
                                                                                          Co. (engine manufacturer);
                                                                                          Director of UAL Corporation
                                                                                          (airline holding company);
                                                                                          Director of Mantech
                                                                                          International Corporation
                                                                                          (national security, defense,
                                                                                          and intelligence technology
                                                                                          firm); and Member, Board of
                                                                                          Governors, Investment Company
                                                                                          Institute
-------------------------------------------------------------------------------------------------------------------------


40  Pioneer Independence Fund | Annual Report | 12/31/08

                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
Benjamin M. Friedman (64)   Trustee         Trustee since 2008.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Margaret B.W. Graham (61)   Trustee         Trustee since 1998.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Thomas J. Perna (58)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Marguerite A. Piret (60)    Trustee         Trustee since 1998.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Stephen K. West (80)        Trustee         Trustee since 1998.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------


                                                                                                 Other Directorships
Name and Age                Principal Occupation During Past Five Years                          Held by this Trustee
Benjamin M. Friedman (64)   Professor, Harvard University                                        Trustee, Mellon Institutional
                                                                                                 Funds Investment Trust and
                                                                                                 Mellon Institutional Funds
                                                                                                 Master Portfolio (oversees
                                                                                                 17 portfolios in fund
                                                                                                 complex)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (61)   Founding Director, Vice President and Corporate Secretary, The       None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of
                            Management, McGill University
----------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (58)        Chief Executive Officer, Quadriserv, Inc. (technology products for   None
                            securities lending industry) (2008 - present); Private investor
                            (2004 - 2008); and Senior Executive Vice President, The Bank of
                            New York (financial and securities services) (1986 - 2004)
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (60)    President and Chief Executive Officer, Newbury, Piret & Company,     Director of New America
                            Inc. (investment banking firm)                                       High Income Fund, Inc.
                                                                                                 (closed-end investment
                                                                                                 company)
----------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (80)        Senior Counsel, Sullivan & Cromwell LLP (law firm)                   Director, The Swiss Helvetia
                                                                                                 Fund, Inc. (closed-end
                                                                                                 investment company)
----------------------------------------------------------------------------------------------------------------------------------


                        Pioneer Independence Fund | Annual Report | 12/31/08  41

Fund Officers

                             Position Held         Length of Service
Name and Age                 with the Fund         and Term of Office
Dorothy E. Bourassa (60)     Secretary             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Christopher J. Kelley (44)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Mark E. Bradley (49)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Treasurer   Since 2000. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Gary Sullivan (50)           Assistant Treasurer   Since 2002. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------


                                                                                                 Other Directorships
Name and Age                 Principal Occupation During Past Five Years                         Held by this Officer
Dorothy E. Bourassa (60)     Secretary of PIM-USA; Senior Vice President -- Legal of Pioneer;    None
                             Secretary/Clerk of most of PIM-USA's subsidiaries; and Secretary of all of the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003)
----------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (44)   Associate General Counsel of Pioneer since January 2008 and         None
                             Assistant Secretary of all of the Pioneer Funds since September
                             2003; Vice President and Senior Counsel of Pioneer from July
                             2002 to December 2007
----------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (49)         Vice President -- Fund Accounting, Administration and Controller-   None
                             ship Services of Pioneer; and Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services
                             from 2002 to 2003
----------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Vice President -- Fund Accounting, Administration and     None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------
Gary Sullivan (50)           Fund Accounting Manager -- Fund Accounting, Administration          None
                             and Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------


42  Pioneer Independence Fund | Annual Report | 12/31/08

                              Position Held              Length of Service
Name and Age                  with the Fund              and Term of Office
Katherine Kim Sullivan (35)   Assistant Treasurer        Since 2003. Serves at
                                                         the discretion of the
                                                         Board
--------------------------------------------------------------------------------
Teri W. Anderholm (49)        Chief Compliance Officer   Since 2007. Serves at
                                                         the discretion of the
                                                         Board
--------------------------------------------------------------------------------

                                                                                               Other Directorships
Name and Age                  Principal Occupation During Past Five Years                      Held by this Officer
Katherine Kim Sullivan (35)   Fund Administration Manager -- Fund Accounting, Administration   None
                              and Controllership Services since June 2003 and Assistant
                              Treasurer of all of the Pioneer Funds since September 2003;
                              Assistant Vice President -- Mutual Fund Operations of State
                              Street Corporation from June 2002 to June 2003 (formerly
                              Deutsche Bank Asset Management)
---------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (49)        Chief Compliance Officer of Pioneer since December 2006 and      None
                              of all the Pioneer Funds since January 2007; Vice President and
                              Compliance Officer, MFS Investment Management (August 2005
                              to December 2006); Consultant, Fidelity Investments (February
                              2005 to July 2005); Independent Consultant (July 1997 to
                              February 2005)
---------------------------------------------------------------------------------------------------------------------


                        Pioneer Independence Fund | Annual Report | 12/31/08  43

                           This page for your notes.


44    Pioneer Independence Fund | Annual Report | 12/31/08

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: pioneerinvestments.com



This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $28,800 in 2008 and $26,530 in 2007.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal years ended December 31, 2008 and 2007.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $8,290 in 2008 and $7,820 in 2007.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2008 and 2007.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2008 and 2007, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $8,290 in 2008 and $7,820 in 2007.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 27, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date February 27, 2009

* Print the name and title of each signing officer under his or her signature.